SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.6%

Commercial Services - 5.0%
ASGN, Inc. *	17,500	1,631,525
Booz Allen Hamilton Holding Corp.	13,150	2,140,294
Colliers International Group, Inc.	11,050	1,677,500
FTI Consulting, Inc. *	3,075	699,747

		6,149,066

Consumer Durables - 1.8%
Century Communities, Inc.	8,850	911,373
Take-Two Interactive Software, Inc. *	4,075	626,368
YETI Holdings, Inc. *	15,850	650,326

		2,188,067

Consumer Non-Durables - 0.8%
Crocs, Inc. *	6,575	952,126

Consumer Services - 1.7%
Nexstar Media Group, Inc.	8,475	1,401,341
Vail Resorts, Inc.	3,550	618,730

		2,020,071

Electronic Technology - 11.5%
Arista Networks, Inc. *	12,225	4,692,200
Ciena Corp. *	14,150	871,498
Coherent Corp. *	20,075	1,784,868
Entegris, Inc.	5,249	590,670
MKS Instruments, Inc.	13,400	1,456,714
Monolithic Power Systems, Inc.	5,025	4,645,613

		14,041,563

Energy Minerals - 3.5%
Chord Energy Corp.	15,100	1,966,473
Northern Oil & Gas, Inc.	65,575	2,322,011

		4,288,484

Finance - 6.1%
Air Lease Corp.	33,325	1,509,289
Artisan Partners Asset Management, Inc.	25,750	1,115,490
Axis Capital Holdings, Ltd.	22,125	1,761,371
H&E Equipment Services, Inc.	23,750	1,156,150
Hanover Insurance Group, Inc.	5,425	803,497
Stifel Financial Corp.	11,800	1,108,020

		7,453,817

Health Services - 5.3%
Acadia Healthcare Co., Inc. *	14,250	903,592
Addus HomeCare Corp. *	15,250	2,028,708
Encompass Health Corp.	17,100	1,652,544
Tenet Healthcare Corp. *	11,275	1,873,905

		6,458,749

Health Technology - 12.8%
Align Technology, Inc. *	2,150	546,788
Ascendis Pharma A/S, ADR *	6,300	940,653
AtriCure, Inc. *	48,800	1,368,352
Bio-Techne Corp.	14,800	1,182,964
Establishment Labs Holdings, Inc. *	8,750	378,613
Exact Sciences Corp. *	12,425	846,391
Glaukos Corp. *	4,825	628,601
Inspire Medical Systems, Inc. *	2,275	480,139
Insulet Corp. *	3,525	820,444

Name of Issuer	Quantity	Fair Value ($)

Intellia Therapeutics, Inc. *	34,100	700,755
Iovance Biotherapeutics, Inc. *	75,900	712,701
Lantheus Holdings, Inc. *	23,825	2,614,794
PROCEPT BioRobotics Corp. *	7,450	596,894
Sarepta Therapeutics, Inc. *	9,450	1,180,210
STERIS, PLC	3,475	842,826
Supernus Pharmaceuticals, Inc. *	22,125	689,857
Vericel Corp. *	26,450	1,117,513

		15,648,495

Industrial Services - 10.9%
Argan, Inc.	16,450	1,668,524
EMCOR Group, Inc.	7,950	3,422,713
Golar LNG, Ltd.	33,600	1,235,136
KBR, Inc.	38,450	2,504,249
TechnipFMC, PLC	73,550	1,929,217
Waste Connections, Inc.	14,025	2,507,950

		13,267,789

Non-Energy Minerals - 5.0%
AZEK Co., Inc. *	24,200	1,132,560
Eagle Materials, Inc.	10,300	2,962,795
MP Materials Corp. *	33,350	588,628
Trex Co., Inc. *	20,825	1,386,528

		6,070,511

Process Industries - 2.9%
Avient Corp.	13,200	664,224
Cabot Corp.	7,700	860,629
Olin Corp.	40,475	1,941,990

		3,466,843

Producer Manufacturing - 12.0%
AeroVironment, Inc. *	7,925	1,588,963
AZZ, Inc.	18,450	1,524,154
Belden, Inc.	13,600	1,592,968
Carlisle Cos., Inc.	2,200	989,450
Crane Co.	13,700	2,168,436
Crane NXT Co.	19,075	1,070,108
Donaldson Co., Inc.	13,575	1,000,477
Hubbell, Inc.	4,375	1,874,031
Lincoln Electric Holdings, Inc.	5,400	1,036,908
Regal Rexnord Corp.	6,755	1,120,519
Zurn Water Solutions Corp.	19,325	694,541

		14,660,555

Retail Trade - 3.5%
Boot Barn Holdings, Inc. *	8,650	1,446,972
Casey’s General Stores, Inc.	4,300	1,615,553
Ulta Beauty, Inc. *	3,050	1,186,816

		4,249,341

Technology Services - 11.0%
Altair Engineering, Inc. *	25,933	2,476,861
ANSYS, Inc. *	2,950	939,959
Aspen Technology, Inc. *	5,281	1,261,208
Euronet Worldwide, Inc. *	5,050	501,111
Globant SA *	11,350	2,248,889
HubSpot, Inc. *	3,175	1,687,830
nCino, Inc. *	15,975	504,650
Paycom Software, Inc.	6,225	1,036,898

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

PTC, Inc. *	15,375	2,777,648

		13,435,054

Transportation - 3.3%
Alaska Air Group, Inc. *	17,675	799,087
Knight-Swift Transportation Holdings, Inc.	18,725	1,010,214
TFI International, Inc.	16,525	2,262,107

		4,071,408

Utilities - 0.5%
Chesapeake Utilities Corp.	4,925	611,537

Total Common Stocks (cost: $59,558,534)		119,033,476

Short-Term Securities - 2.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $2,954,402)	2,954,402	2,954,402

Total Investments in Securities - 100.0% (cost $62,512,936)		121,987,878

Other Assets and Liabilities, net - (0.0)%		(49,621)

Net Assets - 100.0%		$121,938,257

* Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	119,033,476	—	—	119,033,476
Short-Term Securities	2,954,402	—	—	2,954,402
Total:	121,987,878	—	—	121,987,878

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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